[LOGO]
[THE HARTFORD]

May 7, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

Re:          EXHIBIT A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                   The Prospectuses and Statements of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                   The text of the Registrant’s most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on May 3, 2010.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-1971.

Very truly yours,

/s/ Kathleen Schwartz

Kathleen Schwartz
Legal Specialist

EXHIBIT A

UNION SECURITY INSURANCE COMPANY Separate Account D

Income Preferred Variable Annuity	File No. 333-79701
EmPower Variable Annuity	File No. 333-43799
Masters Variable Annuity	File No. 033-37577
Masters Plus Variable Annuity	File No. 033-37577
Opportunity Variable Annuity	File No. 033-19421
Opportunity Plus Variable Annuity	File No. 033-19421
Triple Crown Variable Annuity	File No. 333-65233
TD Waterhouse Variable Annuity	File No. 033-63935
Union Security Variable Annuity	File No. 333-43886
Wells Fargo Passage Variable Annuity	File No. 033-73986

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK Separate Account A

Masters Variable Annuity	File No. 033-71686
Opportunity Variable Annuity	File No. 033-71688
TD Waterhouse Variable Annuity	File No. 333-20343